Events occurring after the Reporting Date	12 Months Ended
Jun. 30, 2019
Events Occurring After Reporting Date
Events occurring after the Reporting Date

Note 21. Events occurring after the Reporting Date

On 19 July 2019, the company completed a capital raising comprising 339,130 ADS at US$4.00 per security. The gross proceeds to the company were US$1,356,520.

On 17 October 2019, Mr Richard Jay Berman resigned as director of the Company effective 17 October 2019.

No other matter or circumstance has occurred subsequent to period end that has significantly affected, or may significantly affect, the operations of the group, the results of those operations or the state of affairs of the group or economic entity in subsequent financial years.